Derivative Liabilities (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of fair value of the conversion option derivative liability
Conversion option liability (beginning balance)	$ 19,406	$ 12,567
Net conversion option liability	0	19,406	$ 12,567
Conversion Option [Member]
Schedule of fair value of the conversion option derivative liability
Conversion option liability (beginning balance)	19,406	12,567	17,796
Reclassification to additional paid in capital	(25,494)
Loss (gain) on changes in fair market value of conversion option liability	6,088	6,839	(5,229)
Net conversion option liability		$ 19,406	$ 12,567